Ordinary shares (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 31, 2011
Class of Share [Line Items]
Ordinary share, shares authorized	5,000,000,000	4,912,433,396	4,912,433,396
Ordinary share, par value per share	$ 0.00001	$ 0.00001	$ 0.00001
Ordinary share, shares issued	158,876,693	44,245,388	44,245,388
Ordinary share, shares outstanding	158,876,693	44,245,388	44,245,388
Preference share, shares authorized				87,566,604
Preference share, par value per share		$ 0.00001	$ 0.00001
Common Class A [Member]
Class of Share [Line Items]
Ordinary share, shares authorized	4,800,000,000
Ordinary share, shares issued	27,064,706
Ordinary share, shares outstanding	27,064,706
Common Class B [Member]
Class of Share [Line Items]
Ordinary share, shares authorized	200,000,000
Ordinary share, shares issued	131,811,987
Ordinary share, shares outstanding	131,811,987